Share capital and reserves	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves and Other Equity Interest [Abstract]
Share capital and reserves
Share capital and capital reserves
Share capital and capital reserve

	As at December 31, 2019	As at December 31, 2018
	€m	€m
Authorized:
Unlimited number of Ordinary Shares with nil nominal value issued at $10.00 per share	n/a	n/a
Unlimited number of Founder Preferred Shares with nil nominal value issued at $10.00 per share	n/a	n/a
Issued and fully paid:
194,542,957 (December 31, 2018: 174,229,051) Ordinary Shares with nil nominal value	2,109.7	1,751.7
1,500,000 (December 31, 2018: 1,500,000) Founder Preferred Shares with nil nominal value	10.6	10.6
Total share capital and capital reserve	2,120.3	1,762.3
Listing and share transaction costs	(24.9)	(13.8)
Total net share capital and capital reserve	2,095.4	1,748.5

Ordinary Shares

Issued and Repurchased Ordinary shares (in millions)
Balance at December 31, 2017	165.3
Shares issued in the year	8.9
Balance at December 31, 2018	174.2
Shares issued in the year	20.3
Balance at December 31, 2019	194.5

Note 8(b) sets out the Non-Executive Director, Initial Director Options and Director and Senior Management Restricted share awards.
On January 2, 2018, the Company issued a share dividend of 8,705,890 ordinary shares (the "Founder Preferred Share Dividend") calculated as 20% of the increase in the market price of our ordinary shares compared to 2015 dividend price of $11.4824 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $16.6516 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2017).
On January 2, 2019, the Company issued a share dividend of 171,092 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2017 dividend price of $16.6516 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $16.7538 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2018).
On March 22, 2019, the Company issued 20,000,000 ordinary shares in a public offering at $20.00 per share for aggregate gross proceeds of $400.0 million (€353.6 million). Directly attributed transaction costs of €11.1 million were incurred.
Listing and share transaction costs
As at December 31, 2019, cumulative listing and share transaction costs, which includes the total cost of admission and share issuance expenses, as well as costs associated with share repurchases were €24.9 million and are disclosed as a deduction directly against the capital reserve.

€m
At December 31, 2017	13.8
Placement fees	—
At December 31, 2018	13.8
Share transaction costs	11.1
At December 31, 2019	24.9

Founder Preferred Shares Annual Dividend Amount
Each of the Founder Entities holds 750,000 shares for a total of 1,500,000 Founder Preferred Shares which were issued at $10.00 per share. The Founder Preferred Shares are intended to incentivize the Founders to achieve Nomad’s objectives. In addition to providing long term capital, the Founder Preferred Shares are structured to provide a dividend based on the future appreciation of the market value of the ordinary shares thus aligning the interests of the Founders with those of the holders of ordinary shares on a long term basis. The Founder Preferred Shares are also intended to encourage the Founders to grow Nomad to maximize value for holders of ordinary shares. There are no Founder Preferred Shares held in Treasury. Founder Preferred Shares confer upon the holder the following:

1.	the right to one vote per Founder Preferred Share on all matters to be voted on by shareholders generally and to vote together with the holders of ordinary shares;

2.	commencing on January 1, 2015 and for each financial year thereafter:

a.
once the average price per ordinary share for the Dividend Determination Period, i.e. the last ten consecutive trading days of a year is at least $11.50 (which condition has been satisfied for the year ended December 31, 2015), the right to receive a Founder Preferred Shares Annual Dividend Amount (as more fully described below), payable in Ordinary Shares or cash, at the Company’s sole option; and

b.
the right to receive dividends and other distributions as may be declared from time to time by the Company’s board of directors with respect to the Ordinary Shares (such dividends to be distributed among the holders of Founder Preferred Shares, as if for such purpose the Founder Preferred Shares had been converted into Ordinary Shares immediately prior to such distribution) plus an amount equal to 20% of the dividend which would be distributable on such number of Ordinary Shares equal to the Preferred Share Dividend Equivalent (as defined below); and

3.
in addition to amounts payable pursuant to clause 2 above, the right, together with the holders of Ordinary Shares, to receive such portion of all amounts available for distribution and from time to time distributed by way of dividend or otherwise at such time as determined by the Directors; and

4.
the right to an equal share (with the holders of Ordinary Shares on a share for share basis) in the distribution of the surplus assets of Nomad on its liquidation as are attributable to the Founder Preferred Shares; and

5.	the ability to convert into Ordinary Shares on a 1-for-1 basis (mandatorily upon a Change of Control or the seventh full financial year after an acquisition)
See Note 27 for further information on the Founder Preferred Shares Dividends issued.